Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2019 and 2018 are as follows:

	Balance as of December 31, 2019		Balance as of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	1,619	298,744	9,923	279,152
Foreign exchange derivatives instruments	3,610	-	3,230	-
Total	5,230	298,744	13,153	279,152

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2019 and 2018.

Notionals	Balance as of December 31, 2019		Balance as of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	43,266	117,574	42,846	93,440
Between 1 and 2 years	45,955	124,908	45,603	119,568
Between 2 and 3 years	49,259	240,570	48,774	234,572
Subsequent years	455,235	1,697,033	535,774	1,858,061
Total	$593,715	$2,180,085	$672,997	$2,305,641

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2019 and 2018:

Fair value	Balance as of December 31, 2019		Balance as of December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	118	(18,721)	493	(11,848)
Between 1 and 2 years	128	(19,787)	524	(13,231)
Between 2 and 3 years	140	(21,802)	562	(15,151)
Subsequent years	1,234	(238,434)	8,344	(238,922)
Total	$1,619	$(298,744)	$9,923	$(279,152)